Schedule of Investments – IQ Healthy Hearts ETF

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Australia - 0.5%
Ramsay Health Care Ltd.	732	$32,383

China - 0.6%
China Traditional Chinese Medicine Holdings Co., Ltd.	70,585	41,006

Denmark - 4.6%
Novo Nordisk A/S, Class B	3,197	316,025

France - 2.5%
Danone SA	708	43,850
Sanofi	1,247	129,654

Total France		173,504

Germany - 2.2%
adidas AG	187	50,782
Fresenius SE & Co. KGaA	900	36,885
Puma SE	295	31,152
Siemens Healthineers AG	482	30,669

Total Germany		149,488

Ireland - 0.5%
Glanbia PLC	2,574	35,231

Italy - 0.9%
Moncler SpA	488	30,821
Technogym SpA	3,736	31,515

Total Italy		62,336

Japan - 2.0%
Asahi Intecc Co., Ltd.	1,481	25,012
Asics Corp.	1,327	25,429
Nihon Kohden Corp.	1,183	31,057
Seiko Epson Corp.	2,081	32,039
Shimano, Inc.	125	27,788

Total Japan		141,325

Malaysia - 0.5%
IHH Healthcare Bhd	22,399	34,518

Netherlands - 0.9%
Basic-Fit NV*	815	38,536
uniQure NV*	1,203	21,714

Total Netherlands		60,250

South Africa - 0.5%
Netcare Ltd.	39,871	38,196

South Korea - 0.4%
Fila Holdings Corp.*	1,149	27,784

Spain - 0.4%
Fluidra SA	930	29,295

Sweden - 0.9%
Getinge AB, B Shares	819	31,728
Thule Group AB	609	29,073
Total Sweden		60,801

Switzerland - 5.4%
Novartis AG	4,280	368,354

Taiwan - 1.5%
Feng TAY Enterprise Co., Ltd.	4,682	37,707
Giant Manufacturing Co., Ltd.	3,081	35,059
Merida Industry Co., Ltd.	3,194	33,302

Total Taiwan		106,068

Thailand - 1.0%
Bangkok Dusit Medical Services PCL	50,187	33,764
Bumrungrad Hospital PCL	7,894	33,430

Total Thailand		67,194

United Kingdom - 6.4%
AstraZeneca PLC	3,090	357,235
Compass Group PLC	1,992	44,605
Frasers Group PLC*	3,805	37,369

Total United Kingdom		439,209

United States - 68.1%
Abbott Laboratories	2,754	351,025
ABIOMED, Inc.*	106	31,362
Acadia Healthcare Co., Inc.*	600	31,590
Alphabet, Inc., Class A*	122	330,141
Anthem, Inc.	270	119,067
Apple, Inc.	2,211	386,439
Arena Pharmaceuticals, Inc.*	604	55,556
Boston Scientific Corp.*	1,590	68,211
Bristol-Myers Squibb Co.	2,482	161,057
Callaway Golf Co.*	1,273	30,374
Centene Corp.*	645	50,155
Community Health Systems, Inc.*	2,687	34,098
Cytokinetics, Inc.*	888	29,473
Edwards Lifesciences Corp.*	693	75,676
Eli Lilly & Co.	1,331	326,614
Encompass Health Corp.	567	35,177
Garmin Ltd.	249	30,981
General Mills, Inc.	676	46,428
HCA Healthcare, Inc.	268	64,333
Healthcare Services Group, Inc.	1,951	35,489
HealthEquity, Inc.*	604	32,278
Johnson & Johnson	2,177	375,075
Kellogg Co.	545	34,335
Lantheus Holdings, Inc.*(a)	1,243	31,585
LivaNova PLC*	416	31,246
Medical Properties Trust, Inc.	1,604	36,507
Medifast, Inc.	164	32,588
Medtronic PLC	3,121	322,992
Merck & Co., Inc.	4,379	356,801
Merit Medical Systems, Inc.*	524	29,056
Molina Healthcare, Inc.*	119	34,567
NIKE, Inc., Class B	2,063	305,468

Schedule of Investments – IQ Healthy Hearts ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Peloton Interactive, Inc., Class A*(a)	747	$20,415
Pentair PLC	461	29,366
Penumbra, Inc.*	139	31,415
Planet Fitness, Inc., Class A*	410	36,342
Pool Corp.	62	29,527
Select Medical Holdings Corp.	1,198	27,830
Tenet Healthcare Corp.*	458	33,947
Under Armour, Inc., Class A*	1,445	27,209
United Therapeutics Corp.*	179	36,135
UnitedHealth Group, Inc.	788	372,385
Universal Health Services, Inc., Class B	279	36,287
Vail Resorts, Inc.	103	28,541
VF Corp.	469	30,583
YETI Holdings, Inc.*	358	23,478

Total United States		4,679,204

Total Common Stocks
(Cost $6,837,716)		6,862,171

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.03%(b)
(Cost $5,265)	5,265	5,265

Total Investments — 99.9%
(Cost $6,842,981)		6,867,436
Other Assets and Liabilities, Net — 0.1%		6,745
Net Assets — 100.0%		$6,874,181

		% of
Industry	Value	Net Assets
Health Care	$4,746,623	69.0%
Consumer Discretionary	1,043,840	15.2
Information Technology	418,478	6.1
Communication Services	330,141	4.8
Consumer Staples	192,433	2.8
Industrials	94,149	1.4
Real Estate	36,507	0.5
Money Market Funds	5,265	0.1
Total Investments	$6,867,436	99 .9%
Other Assets and Liabilities, Net	6,745	0 .1
Total Net Assets	$6,874,181	100 .0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $40,187; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $39,717.
(b)	Reflects the 1-day yield at January 31, 2022.

Schedule of Investments – IQ Healthy Hearts ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$6,862,171	$–	$–	$6,862,171
Short-Term Investment:
Money Market Fund	5,265	–	–	5,265
Total Investments in Securities	$6,867,436	$–	$–	$6,867,436

(c)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.